LONG-TERM LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2022
LONG-TERM BANK LOANS AND OTHER BORROWINGS
LONG-TERM BANK LOANS AND OTHER BORROWINGS

20. LONG-TERM LOANS AND OTHER BORROWINGS

Long-term loans and other borrowings consist of the following:

	Notes	2021	2022
Two-step loans	20a	217	91
Bonds	20b	4,793	4,793
Bank loans	20c	29,745	22,085
Other borrowings	20d	1,564	362
Total		36,319	27,331

Scheduled principal payments as of December 31, 2022 are as follows:

	Year
	Notes	Total	2024	2025	2026	2027	Thereafter
Two-step loans	20a	91	91	—	—	—	—
Bonds	20b	4,793	—	2,098	—	—	2,695
Bank loans	20c	22,085	6,720	5,785	4,226	2,167	3,187
Other borrowings	20d	362	362	—	—	—	—
Total		27,331	7,173	7,883	4,226	2,167	5,882

a.   Two-step loans

Two-step loans are unsecured loans obtained by the Government from overseas banks which are then re-loaned to the Company. Loans obtained up to July 1994 are payable in Rupiah based on the exchange rate at the date of drawdown. Loans obtained after July 1994 are payable in their original currencies and any resulting foreign exchange gain or loss is borne by the Company.

		2021		2022
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	2,304	285	1,536	181
	US$	1	14	—	—
	Rp	—	56		28
Total			355		209
Current maturities (Note 19b)			(138)		(118)
Long-term portion			217		91

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	Rp	Semi-annually	Semi-annually	7.125%

The loans were intended for the development of telecommunications infrastructure and supporting telecommunications equipment. The loans will be settled semi-annually and due on various dates through 2024.

The Company had used all facilities under the two-step loans program since 2008 and the withdrawal period for the two-step loans has ended.

Under the loan covenants, the Company is required to maintain financial ratios as follows:

i.	Projected net revenue to projected debt service ratio should exceed 1, 2:1 for the two-step loans originating from Asian Development Bank (“ADB”).
ii.	Internal financing (earnings before depreciation and finance costs) should exceed 20% compared to annual average capital expenditures for loans originating from the ADB.

As of December 31, 2022, the Company has complied with the above-mentioned ratios.

b.   Bonds

	Outstanding
	2021	2022
2015
Series A	2,200	—
Series B	2,100	2,100
Series C	1,200	1,200
Series D	1,500	1,500
Total	7,000	4,800
Unamortized debt issuance cost	(7)	(7)
Total	6,993	4,793
Current maturities (Note 19b)	(2,200)	—
Long-term portion	4,793	4,793

Bonds 2015

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

The bonds are not secured by specific security but by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 12b.x). The underwriters of the bonds are PT Bahana TCW Management Investment (“Bahana TCW”), PT BRI Danareksa Sekuritas, PT Mandiri Sekuritas, and PT Trimegah Sekuritas Indonesia Tbk. and the trustee is Bank Permata. The Company received the proceeds from the issuance of bonds on June 23, 2015.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband, backbone, metro network, regional metro junction, information technology application and support, and acquisition of some domestic and international entities.

As of December 31, 2022, the rating of the bonds issued by Pefindo is idAAA (Triple A).

Based on the Indenture Trusts Agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not exceed 2:1.

(b)    EBITDA to interest ratio should not be less than 4:1.

(c)    Debt service coverage is at least 125%.

As of December 31, 2022, the Company has complied with the above-mentioned ratio.

c.    Bank loans

		2021		2022
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	7,500	—	5,472
Bank Mandiri	Rp	—	7,374	—	4,381
BRI	Rp	—	2,223	—	1,409
BSI	Rp	—	533	—	22
Sub-total			17,630		11,284
Third parties
BCA	Rp	—	8,651	—	9,757
Bank CIMB Niaga	Rp	—	194	—	2,221
	US$	0	5	4	61
DBS	Rp	—	3,887	—	1,500
Bank Permata	Rp	—	1,188	—	1,021
Bank of China	Rp	—	400	—	1,000
Syndication of banks	Rp	—	350	—	680
	US$	24	338	17	265
HSBC	Rp	—	750	—	750
MUFG Bank	Rp	—	1,972	—	500
Bank Danamon	Rp	—	—	—	455
UOB Singapore	US$	22	314	13	205
PT Bank ANZ Indonesia ("Bank ANZ")	Rp	—	286	—	198
Others (each below Rp100 billion)	Rp	—	152	—	60
	MYR	11	36	10	34
Sub-total			18,523		18,707
Total			36,153		29,991
Unamortized debt issuance cost			(97)		(118)
			36,056		29,873
Current maturities (Note 19b)			(6,311)		(7,788)
Long-term portion			29,745		22,085

Other significant information relating to bank loans as of December 31, 2022 is as follows:

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security**
BNI
2018	GSD	Rp	182	32	2020 - 2024	Monthly	8.75%	Trade receivables
2013 - 2021	The Company, GSD, TLT, Sigma, Mitratel	Rp	8,175	1,384	2016 - 2033	Monthly, Quarterly	1 month JIBOR + 2.25%; 3 months JIBOR + 1.70% - 1.85%	Trade receivables and property and equipment
Bank Mandiri
2017- 2020	The Company, GSD, Mitratel,	Rp	6,693	1,128	2019 - 2027	Quarterly	3 months JIBOR + 1.50% - 1.85%	None

				Current
			Total	period	Principal	Interest	Interest
			facility	payment	payment	payment	rate per
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	annum	Security**
BRI
2017 - 2019	The Company	Rp	2,500	455	2019 - 2026	Quarterly	3 months JIBOR + 1.70% -1.85%	None
BSI
2019	SSI	Rp	55	11	2019 - 2024	Monthly	7.50%	None
BCA
2020 - 2021	The Company, Mitratel, PST, GSD	Rp	15,986	2,880	2020 - 2030	Quarterly, Semi-annually	3 months JIBOR + 1.50%	Trade receivables and property and equipment
Bank CIMB Niaga
2019 - 2022	GSD, PINS,Mitratel	Rp	2,500	65	2020 - 2029	Quarterly	3 months JIBOR + 1.30% - 1.95%	None
2021 - 2022	Telin	US$	0	—	2024 - 2030	Semi-annually	6 months SOFR + 1.82%	None
DBS
2021	Mitratel	Rp	3,500	2,000	2023 - 2028	Semi-annually	3 months JIBOR + 1.70%	Property and equipment
Bank Permata
2020 - 2021	Mitratel	Rp	1,500	167	2021 - 2028	Semi-annually	3 months JIBOR + 1.50% - 2.40%	Property and equipment
Bank of China
2019	Telkomsel	Rp	1,000	900	2021 - 2023	Quarterly	1 month JIBOR + 2.00%	None
Syndication of banks
2022	Mitratel	Rp	2,500	—	2024 - 2030	Semi-annually	7.68%	None
2018	Telin	US$	0	0	2019 - 2025	Semi-annually	6 months LIBOR + 1.25%	None
HSBC
2021	Mitratel	Rp	750	—	2023 - 2028	Semi-annually	3 months JIBOR + 1.50%	Property and equipment
MUFG Bank
2021	Mitratel	Rp	500	—	2022 - 2028	Quarterly	3 months JIBOR + 1.60%	None
Bank Danamon
2022	Mitratel	Rp	636	182	2022 - 2025	Quarterly	3 months JIBOR + 1.50%	None
UOB Singapore
2018	Telin	US$	0	0	2019 - 2024	Semi-annually	6 months LIBOR + 1.25%	None
ANZ
2015	GSD, PINS	Rp	740	88	2020 - 2025	Quarterly	3 months JIBOR + 1.40% - 2.00%	None

*In original currency

**	Refer to Notes 6 and Notes 12 for details of trade receivables and property and equipment pledged as collaterals.

Telkomsel has no collateral for its bank loans, or other credit facilities. The terms of the various agreements with Telkomsel’s lenders and financiers require compliance with a number of covenants and negative covenants as well as financial and other covenants, which include, among other things, certain restrictions on the amount of dividends and other profit distributions which could adversely affect Telkomsel’s capacity to comply with its obligation under the facility. The terms of the relevant agreements also contain default and cross default clauses. As of December 31, 2022 Telkomsel has complied with the above covenants.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as dividend distribution, obtaining new loans, and maintaining financial ratios. As of December 31, 2022, the Group obtained waiver from lenders for the non-fulfillment financial ratios in Metra, Sigma, GSD, and TLT. The waivers from HSBC, Bank DBS, BNI, and Bank Mandiri were received on December 19, 2022, December 22, 2022, December 23, 2022, December 29, 2022, and December 26, 2022. As of December 31, 2022, the Group has complied with all covenants.

The credit facilities were obtained by the Group for working capital purposes and investment purposes.

d.    Other borrowings

	Outstanding
Lenders	2021	2022
PT Sarana Multi Infrastruktur (Persero)	2,609	1,315
("Sarana Multi Infrastruktur") Unamortized debt issuance cost	(4)	(1)
Total	2,605	1,314
Current maturities (Note 19b)	(1,041)	(952)
Long-term portion	1,564	362

Other significant information relating to other borrowings as of December 31, 2022 is as follows:

			Total facility	Current period	Principal payment	Interest rate
	Borrower	Currency	(in billions)	payment (in billions)	schedule	per annum	Security
Sarana Multi
Infrastruktur
November 14, 2018	The Company	Rp	1,000	220	Semi-annually (2019 - 2023)	3 months JIBOR + 1.75%	None
March 29, 2019*	The Company	Rp	2,836	700	Semi-annually (2020 - 2024)	3 months JIBOR + 1.75%	None
March 29, 2019*	Telkomsat	Rp	164	23.5	Semi-annually (2020 - 2024)	3 months JIBOR + 1.75%	None

*Based on the latest amendment on June 15, 2020.

Under the agreement, the Company and Telkomsat are required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)	Debt to equity ratio should not exceed 2:1
(b)	Net debt EBITDA to interest ratio should not be less than 4:1
(c)	Debt service coverage is at least 125%

As of December 31, 2022, the Company and Telkomsat has complied with the above-mentioned ratios.